Investments Accounted for Using the Equity Method (Investments Recognized in Balance Sheet) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 4,088,888	¥ 5,387,834
Joint ventures [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	276,043	241,674
Associates [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of net assets	¥ 3,812,845	¥ 5,146,160